UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                     June 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       97

Form 13F Information Table Value Total:              US $560,158,961 (thousands)


List of Other Included Managers:

No.           Form 13F File Number        Name
1             028-03222                   John Hancock Advisers, Inc.

                                                                                                            VOTING AUTHORITY
                        Title of  CUSIP      Value       Shares or   SH/  Put/  Investment       Other
Name of Issuer          Class     Number     (x$1000)    Prn Amount  PRN  Call  Discretion       Manager  SOLE    SHARED  NONE
3M COMPANY COM          COM       88579Y101   3,139,637   24,310     SH         SOLE                          520   0      23,790
ABBOTT LABS             COM       002824100   1,875,160   50,680     SH         SOLE                        5,535   0      45,145
AFLAC INC COM           COM       001055102  15,924,358  511,873     SH         SHARED-DEFINED   01       237,428 250     274,195
AIR PRODS & CHEMS INC   COM       009158106  12,529,319  246,980     SH         SHARED-DEFINED   01       121,155 120     125,705
ALLTEL CORP COM         COM       020039103   5,694,426  121,780     SH         SHARED-DEFINED   01        84,156 100      37,524
AMERICAN INTL GROUP I   COM       026874107  15,928,054  235,274     SH         SHARED-DEFINED   01        86,415  70     148,789
ANADARKO PETE CORP CO   COM       032511107   1,303,711   27,280     SH         SOLE                       19,470   0       7,810
ANHEU USCH COS INC      COM       035229103   1,068,579   20,932     SH         SOLE                          932   0      20,000
AOL TIME WARNER         COM       00184A105     698,852   49,918     SH         SOLE                       36,486   0      13,432
AT&T CORP COM           COM       001957109     172,793   16,825     SH         SOLE                        1,220   0      15,605
AUSTINS STEAKS & SALO   COM       052482205       7,500   16,666     SH         SOLE                       16,666   0           0
AUTOMATIC DATA PROCES   COM       053015103   8,490,649  201,200     SH         SHARED-DEFINED   01       106,363 100      94,737
AVERY DENNISON CORP     COM       053611109   1,996,648   32,450     SH         SOLE                            0   0      32,450
AVON PRODS INC COM      COM       054303102  12,222,477  239,375     SH         SHARED-DEFINED   01       136,635 140     102,600
BANCORP CONN INC COM    COM       059684100     272,182    9,700     SH         SOLE                        9,700   0           0
BANK AMER CORP COM      COM       060505104  19,063,409  264,990     SH         SHARED-DEFINED   01       104,256 110     160,624
BANK NEW YORK INC       COM       064057102   8,994,287  271,567     SH         SHARED-DEFINED   01        99,772 110     171,685
BAXTER INTL INC         COM       071813109  10,789,117  252,377     SH         SOLE                       32,471   0     219,906
BELLSOUTH CORP          COM       079860102     621,312   19,416     SH         SOLE                        7,240   0      12,176
BP AMOCO P L C ADR SP   COM       055622104   4,343,902   85,409     SH         SOLE                        1,056   0      84,353
BRISTOL MYERS SQUIBB    COM       110122108     381,953   15,420     SH         SOLE                        3,580   0      11,840
CADBURY SCHWEPPES DEL   PFD       127207207     232,024    9,200     SH         SOLE                        5,800   0       3,400
CARDINAL HEALTH INC C   COM       14149Y108  10,498,285  179,950     SH         SHARED-DEFINED   01        84,572  85      95,293
CHESTER VY BANCORP IN   COM       166335109     759,456   47,466     SH         SOLE                        3,559   0      43,907
CHEVRONTEXACO CORPORA   COM       166764100  16,092,213  182,700     SH         SHARED-DEFINED   01        80,737  80     101,883
CISCO SYS INC COM       COM       17275R102   5,280,707  386,299     SH         SOLE                       70,722   0     315,577
CITIGROUP INC COM       COM       172967101  19,704,135  512,195     SH         SHARED-DEFINED   01       188,070 140     323,985
COCA COLA CO            COM       191216100     864,699   15,096     SH         SOLE                        6,916   0       8,180
COLGATE PALMOLIVE CO    COM       194162103   2,723,499   53,100     SH         SOLE                            0   0      53,100
CONOCO INC COM          COM       208251504   6,087,979  222,189     SH         SOLE                        5,282   0     216,907
DOMINION RES INC VA N   COM       25746U109   5,276,458   82,060     SH         SOLE                           60   0      82,000
DU PONT E I DE NEMOUR   COM       263534109     206,993    4,588     SH         SOLE                            1   0       4,587
DUKE PWR CO             COM       264399106   4,175,354  137,755     SH         SOLE                       35,880   0     101,875
E M C CORP MASS COM     COM       268648102     684,347   92,230     SH         SOLE                       65,530   0      26,700
ELECTRONIC DATA SYS C   COM       285661104   1,995,033   60,182     SH         SOLE                       12,527   0      47,655
EMERSON ELEC CO         COM       291011104  11,083,713  207,366     SH         SHARED-DEFINED   01        71,675  80     135,611
EXXON MOBIL CORP COM    COM       30231G102  19,199,713  475,711     SH         SHARED-DEFINED   01       192,731 200     282,780
FAMILY DLR STORES INC   COM       307000109     843,720   23,740     SH         SOLE                       13,130   0      10,610
FANNIE MAE              COM       313586109  18,910,573  259,369     SH         SHARED-DEFINED   01       101,218 100     158,051
FLEETBOSTON FINL CORP   COM       339030108   4,531,677  142,730     SH         SOLE                       10,937   0     131,793
FREDDIE MAC             COM       313400301   3,323,710   55,303     SH         SOLE                          303   0      55,000
GANNETT INC DEL         COM       364730101     455,158    6,085     SH         SOLE                          968   0       5,117
GENERAL ELEC CO         COM       369604103  16,652,913  565,848     SH         SHARED-DEFINED   01       218,242 170     347,436
GUIDANT CORP COM        COM       401698105   1,446,734   50,060     SH         SOLE                           60   0      50,000
HEWLETT PACKARD CO CO   COM       428236103   2,202,734  137,499     SH         SOLE                        7,558   0     129,941
HOME DEPOT INC COM      COM       437076102   1,207,331   32,719     SH         SOLE                       12,084   0      20,635
HONEYWELL INTL INC CO   COM       438516106   8,951,011  248,985     SH         SOLE                       35,255   0     213,730
I B M                   COM       459200101  13,654,259  191,504     SH         SHARED-DEFINED   01        75,147  50     116,307
ILLINOIS TOOL WKS INC   COM       452308109   9,164,204  135,846     SH         SHARED-DEFINED   01        96,194 100      39,552
INTEL CORP COM          COM       458140100  10,317,150  557,684     SH         SHARED-DEFINED   01       250,853 200     306,631
INTERPUBLIC GROUP COS   COM       460690100     757,678   30,725     SH         SOLE                        4,630   0      26,095
J P MORGAN CHASE & CO   COM       46625H100   8,523,206  264,040     SH         SHARED-DEFINED   01       159,632 180     104,227
JOHN HANCOCK INVT TR    MF        47803P302     340,373   19,439     SH         SOLE                       19,435   0           4
JOHNSON & JOHNSON       COM       478160104  17,332,088  323,481     SH         SHARED-DEFINED   01       125,851 120     197,510
KIMBERLY CLARK CORP C   COM       494368103     288,757    4,696     SH         SOLE                        2,800   0       1,896
KRAFT FOODS INC CL A    COM       50075N104  10,956,764  274,331     SH         SHARED-DEFINED   01       135,091 170     139,070
LOWES COS INC COM       COM       548661107  16,201,148  350,295     SH         SHARED-DEFINED   01       201,140 150     149,005
LUCENT TECHNOLOGIES I   COM       549463107      53,147   29,363     SH         SOLE                        6,101   0      23,262
MCGRAW-HILL COMPANIES   COM       580645109   3,075,065   51,970     SH         SOLE                          650   0      51,320
MEDTRONIC INC COM       COM       585055106  11,928,240  294,816     SH         SHARED-DEFINED   01       159,874 110     134,832
MELLON FINL CORP COM    COM       58551A108   2,038,414   67,230     SH         SOLE                        1,530   0      65,700
MERCK & CO INC          COM       589331107     678,866   14,199     SH         SOLE                       12,220   0       1,979
MERRILL LYNCH & CO IN   COM       590188108   5,824,589  149,694     SH         SHARED-DEFINED   01        77,927 100      71,667
MICROSOFT CORP COM      COM       594918104   5,334,389  100,801     SH         SOLE                        8,890   0      91,911
MOLEX INC COM           COM       608554101     742,395   23,142     SH         SOLE                        1,905   0      21,237
MORGAN STANLEY DEAN W   COM       617446448   9,196,662  211,418     SH         SHARED-DEFINED   01       116,573 110      94,735
NOKIA CORP ADR SPONSO   COM       654902204   5,996,636  413,561     SH         SHARED-DEFINED   01       305,597 220     107,744
NORTEL NETWORKS CORP    COM       656568102     336,280  210,175     SH         SOLE                      142,615   0      67,560
ORACLE SYS CORP         COM       68389X105   1,633,858  175,495     SH         SOLE                       87,208   0      88,287
ORASURE TECHNOLOGIES    COM       68554V108     377,580   65,100     SH         SOLE                       65,100   0           0
PEPSICO INC             COM       713448108  15,873,120  324,936     SH         SHARED-DEFINED   01       159,330 140     165,466
PFIZER INC              COM       717081103   1,044,343   30,350     SH         SOLE                       20,475   0       9,875
PHILIP MORRIS COS INS   COM       718154107   6,200,157  130,805     SH         SOLE                        1,505   0     129,300
PNC FINANCIAL CORP      COM       693475105   7,835,610  153,429     SH         SHARED-DEFINED   01       107,003 120      46,306
PPG INDS INC COM        COM       693506107   4,370,800   70,000     SH         SOLE                            0   0      70,000
PRAXAIR INC COM         COM       74005P104   1,528,348   28,350     SH         SOLE                            0   0      28,350
PROCTER & GAMBLE COMP   COM       742718109   5,997,252   66,378     SH         SOLE                        3,992   0      62,386
QUESTAR CORP COM        COM       748356102   8,186,012  339,528     SH         SHARED-DEFINED   01       207,578 300     131,650
ROHM & HAAS CO COM      COM       775371107  13,063,084  317,296     SH         SHARED-DEFINED   01       134,026 160     183,110
ROYAL DUTCH PETE CO N   COM       780257804     301,626    5,315     SH         SOLE                        2,690   0       2,625
SBC COMMUNICATIONS IN   COM       78387G103  11,897,572  376,386     SH         SHARED-DEFINED   01       210,209 200     165,977
SUN MICROSYSTEMS INC    COM       866810104     689,106  132,266     SH         SOLE                       93,196   0      39,070
SYSCO CORP COM          COM       871829107   4,042,601  156,085     SH         SOLE                       23,450   0     132,635
TARGET CORP COM         COM       8.76E+110   7,605,277  197,848     SH         SOLE                       22,610   0     175,238
TEXAS INSTRS INC COM    COM       882508104   1,160,311   48,046     SH         SOLE                       34,495   0      13,551
TRAVELERS PPTY CAS CO   COM       89420G109   5,961,236  371,880     SH         SHARED-DEFINED   01       213,215 250     158,415
U S BANCORP             COM       902973304     581,895   25,885     SH         SOLE                          379   0      25,506
UNITED TECHNOLOGIES C   COM       913017109   1,148,575   16,866     SH         SOLE                       16,866   0           0
VERIZON COMMUNICATION   COM       92343V104   8,172,754  212,004     SH         SOLE                       35,552   0     176,452
WACHOVIA GROUP COM      COM       929903102   1,860,198   49,645     SH         SOLE                       19,024   0      30,621
WAL MART STORES INC     COM       931142103   1,295,814   23,306     SH         SOLE                        8,244   0      15,062
WELLS FARGO & CO NEW    COM       949746101  18,938,714  372,296     SH         SHARED-DEFINED   01       171,207 160     200,929
WILEY JOHN & SONS INC   COM       968223206     291,708   12,694     SH         SOLE                            0   0      12,694
WILMINGTON TR CORP CO   COM       971807102     280,718    9,320     SH         SOLE                            0   0       9,320
WRIGLEY WM JR CO COM    COM       982526105     218,000    3,855     SH         SOLE                            0   0       3,855
WYETH                   COM       983024100   7,944,018  161,333     SH         SOLE                       34,683   0     126,650
XO COMMUNICATIONS INC   COM       983764101       9,870  493,497     SH         SOLE                      493,497   0           0